Trading liabilities	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Trading liabilities	24Trading liabilities

	2025	2024
	$m	$m
Deposits by banks[1]	9,353	7,671
Customer accounts[1]	10,089	10,709
Other debt securities in issue (Note 26)	40	73
Other liabilities – net short positions in securities	52,640	47,529
At 31 Dec	72,122	65,982
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.